Segment Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Information
SEGMENT INFORMATION

The Company measures performance and allocates resources according to property type, which is determined based on certain criteria such as type of tenants, capital requirements, economic risks, leasing terms, and short- and long-term returns on capital. Rental income and tenant reimbursements from tenant leases provide the majority of revenues from all segments. The accounting policies of the reportable segments are the same as those described in Note 2. Information on the Company’s reportable segments is presented as follows:

Year Ended December 31, 2012	Malls	Associated Centers	Community Centers	All Other (1)	Total
Revenues	$929,423	$42,380	$11,966	$48,908	$1,032,677
Property operating expenses (2)	(296,298)	(10,480)	(4,084)	22,517	(288,345)
Interest expense	(216,217)	(8,453)	(2,568)	(17,194)	(244,432)
Other expense	—	—	—	(25,078)	(25,078)
Gain on sales of real estate assets	1,188	202	677	219	2,286
Segment profit	$418,096	$23,649	$5,991	$29,372	$477,108
Depreciation and amortization expense					(265,192)
General and administrative expense					(51,251)
Interest and other income					3,955
Gain on extinguishment of debt					265
Loss on impairment of real estate (4)					(24,379)
Gain on investment					45,072
Equity in earnings of unconsolidated affiliates					8,313
Income tax provision					(1,404)
Income from continuing operations					$192,487
Total assets	$6,213,801	$302,225	$203,261	$370,449	$7,089,736
Capital expenditures (3)	$608,190	$6,630	$13,884	$76,319	$705,023

Year Ended December 31, 2011	Malls	Associated Centers	Community Centers	All Other (1)	Total
Revenues	$951,152	$41,505	$10,639	$46,666	$1,049,962
Property operating expenses (2)	(304,479)	(10,689)	(2,978)	22,544	(295,602)
Interest expense	(233,777)	(8,841)	(3,894)	(20,560)	(267,072)
Other expense	—	—	—	(28,898)	(28,898)
Gain (loss) on sales of real estate assets	(13,329)	306	1,135	71,284	59,396
Segment profit	$399,567	$22,281	$4,902	$91,036	517,786
Depreciation and amortization expense					(270,828)
General and administrative expense					(44,750)
Interest and other income					2,582
Gain on extinguishment of debt					1,029
Loss on impairment of real estate (4)					(51,304)
Equity in earnings of unconsolidated affiliates					6,138
Income tax benefit					269
Income from continuing operations (4)					$160,922
Total assets	$5,954,414	$308,858	$265,675	$190,481	$6,719,428
Capital expenditures (3)	$265,478	$213,364	$21,452	$16,984	$517,278

Year Ended December 31, 2010	Malls	Associated Centers	Community Centers	All Other (1)	Total
Revenues	$953,893	$40,311	$8,140	$41,474	$1,043,818
Property operating expenses (2)	(306,168)	(10,528)	(1,948)	25,673	(292,971)
Interest expense	(228,346)	(7,794)	(2,609)	(42,353)	(281,102)
Other expense	—	—	—	(25,523)	(25,523)
Gain (loss) on sales of real estate assets	1,754	—	1,144	(11)	2,887
Segment profit	$421,133	$21,989	$4,727	$(740)	447,109
Depreciation and amortization expense					(279,936)
General and administrative expense					(43,383)
Interest and other income					3,868
Gain on investment					888
Loss on impairment of real estate (4)					(1,156)
Equity in losses of unconsolidated affiliates					(188)
Income tax benefit					6,417
Income from continuing operations (4)					$133,619
Total assets	$6,561,098	$325,395	$67,252	$552,809	$7,506,554
Capital expenditures (3)	$98,277	$7,931	$25,050	$53,856	$185,114

(1)	The All Other category includes mortgage and other notes receivable, office buildings, the Management Company and the Company’s subsidiary that provides security and maintenance services.

(2)	Property operating expenses include property operating, real estate taxes and maintenance and repairs.

(3)	Amounts include acquisitions of real estate assets and investments in unconsolidated affiliates. Developments in progress are included in the All Other category.

(4)
The referenced amounts for the years ended December 31, 2011 and 2010 have been restated. See Note 2 for more information. Loss on impairment of real estate for the year ended December 31, 2012 consisted of $20,315 related to Malls, $3,000 related to Associated Centers and $1,064 related to All Other. Loss on impairment of real estate for the year ended December 31, 2011 consisted of $50,683 related to Malls and $621 related to All Other.  Loss on impairment of real estate for the year ended December 31, 2010 consisted of $1,156 related to All Other.